S000069532 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Select Screened S&P 500 ETF | iShares ESG Select Screened S&P 500 ETF
Prospectus [Line Items]
Annual Return [Percent]	17.40%	25.86%	29.80%	(21.46%)	29.29%